Statements of Consolidated Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income	[1],[2],[3]	$ 1,108,746	$ 1,727,948	$ 1,132,703
Adjustments to reconcile net income to net operating cash:
Loss from discontinued operations			41,540
Depreciation		278,169	284,997	172,074
Amortization of intangible assets		318,112	206,764	25,404
Amortization of inventory purchase accounting adjustments			113,833
Impairment of goodwill and trademarks			2,022	10,688
Amortization of credit facility and debt issuance costs		12,133	8,313	63,759
Provisions for environmental-related matters		176,297	15,443	42,932
Provisions for qualified exit costs		14,923	50,503	3,038
Deferred income taxes	[3]	(143,378)	(620,730)	(68,241)
Defined benefit pension plans net cost		36,371	18,153	14,851
Stock-based compensation expense		82,588	90,292	72,109
Net decrease in postretirement liability		(15,863)	(17,865)	(12,373)
Decrease in non-traded investments		72,453	65,703	64,689
Loss (gain) on sale or disposition of assets		12,825	5,422	(30,564)
Other		(13,839)	1,051	5,334
Change in working capital accounts:
Decrease (increase) in accounts receivable		18,424	(49,850)	(113,855)
(Increase) in inventories	[3]	(119,510)	(89,959)	(52,577)
Increase (decrease) in accounts payable		113,786	166,687	(118,893)
Increase (decrease) in accrued taxes		2,717	(20,878)	(2,159)
Increase in accrued compensation and taxes withheld		4,640	11,286	60,632
Decrease (increase) in refundable income taxes		20,092	(15,520)	(1,343)
Increase in California litigation accrual		136,333
Other		(46,773)	16,270	56,215
Costs incurred for environmental-related matters		(17,718)	(13,792)	(15,178)
Costs incurred for qualified exit costs		(21,256)	(45,422)	(6,267)
Other		(86,572)	(68,243)	5,594
Net operating cash		1,943,700	1,883,968	1,308,572
Investing Activities
Capital expenditures		(250,957)	(222,767)	(239,026)
Acquisitions of businesses, net of cash acquired			(8,810,315)
Proceeds from sale of assets		38,354	47,246	38,434
Increase in other investments		(39,037)	(61,526)	(103,182)
Net investing cash		(251,640)	(9,047,362)	(303,774)
Financing Activities
Net (decrease) increase in short-term borrowings		(300,942)	356,320	(899)
Proceeds from long-term debt			8,275,169	500
Payments of long-term debt		(852,627)	(1,852,812)	(1,111)
Payments for credit facility and debt issuance costs		(5,185)	(49,376)	(65,119)
Payments of cash dividends		(322,934)	(319,029)	(312,082)
Proceeds from stock options exercised		90,745	143,579	86,831
Treasury stock purchased		(613,312)
Proceeds from real estate financing transactions		225,345
Other		32,257	(39,761)	(15,473)
Net financing cash		(1,746,653)	6,514,090	(307,353)
Effect of exchange rate changes on cash		5,885	(36,276)	(13,396)
Net (decrease) increase in cash and cash equivalents		(48,708)	(685,580)	684,049
Cash and cash equivalents at beginning of year		204,213	889,793	205,744
Cash and cash equivalents at end of year		155,505	204,213	889,793
Taxes paid on income		292,169	419,695	477,786
Interest paid on debt		$ 368,045	$ 220,630	$ 153,850

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[2]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[3]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.